Expense Example {- Fidelity® Balanced Fund} - 08.31 Fidelity Balanced Fund Retail PRO-13 - Fidelity® Balanced Fund - Fidelity Balanced Fund-Retail Class	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640